Leasing - Contractual flows of lease liability and costs (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Discounting effect	kr (2)	kr (3)
Lease liabilities	125	147	kr 153
Cash outflow	36	27
Within 1 year
Leases
Undiscounted lease payments	28	28
Between 1 and 5 years
Leases
Undiscounted lease payments	kr 99	kr 122